Stockholders' Equity - Schedule of Common Stock (Parenthetical) (Detail)	Sep. 30, 2020 $ / shares
Class A [Member]
Class of Stock [Line Items]
Common Stock, Par Value	$ 1,997
Class B [Member]
Class of Stock [Line Items]
Common Stock, Par Value	290
Class C [Member]
Class of Stock [Line Items]
Common Stock, Par Value	$ 56